WILDERMUTH FUND

Supplement dated December 10, 2025

to the Prospectus and Statement of Additional Information

dated July 29, 2022

IMPORTANT INFORMATION FOR SHAREHOLDERS AND FINANCIAL ADVISORS

I.	Delay in Preparation of the Fund’s Unaudited Financial Statements

The Wildermuth Fund (the “Fund”) is required to include unaudited financial statements in its semi-annual report to shareholders for the period ended September 30, 2025. The preparation of the Fund’s unaudited financial statements has not been completed as of today’s date, and the Fund does not currently have a specific date by which it is certain that the preparation of such unaudited financial statements will be completed. Management is working with the Fund’s service providers to complete the unaudited financial statements for the period ended September 30, 2025 as quickly as reasonably possible.

The Fund has filed a request with the U.S. Securities and Exchange Commission (“SEC”) under Rule 8b-25 under the Investment Company Act of 1940, as amended, for additional time to complete the unaudited financial statements and file Form N-CSR. The Fund’s Application For Extension of Time can be found here: Form 40-8B25.

The Fund has taken the following measures, which are set forth in the Fund’s Rule 8b-25 filing:

1.	The Fund is in liquidation pursuant to a Plan of Liquidation (the “Plan”) adopted by the Fund’s Board of Trustees (the “Board”) in June 2023. Additionally, in June 2023, the Fund suspended sales of Fund shares and quarterly repurchase offers, each of which will continue to be suspended through the final distribution of the Fund’s assets pursuant to the Plan.

2.	The Fund will not make a distribution pursuant to the Plan until after its audited financial statements are available and filed with the SEC.

3.	The Fund will promptly post this supplement to its prospectus on the Fund’s website at www.wildermuthfund.com.

The Fund regrets the delay in finalizing the Fund’s annual report. Fund management is working to resolve the issues as soon as possible so that it may disseminate the Fund’s annual report to shareholders and make all required filings with the SEC.